ADVANCES TO SUPPLIERS	12 Months Ended
Sep. 30, 2018
Advances To Suppliers [Abstract]
Advances To Suppliers Disclosure [Text Block]
5.	ADVANCES TO SUPPLIERS

Advances to suppliers consist of the following:

	September 30,
	2017	2018
	RMB	RMB

Prepayments for advertisement	2,206	-
Prepayments for testing fee	719	140
Deposits for research and development fee	207	207
Prepayments for professional fee	200	-
Others	1,966	841

	5,298	1,188